Fair Value Of Financial Instruments - Recurring Basis (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 30,877	$ 9,152
Long-term debt	126,000	348,281
Level I
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	30,877	9,152
Long-term debt		$ 348,281
Level II
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term debt	$ 126,000